Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Cash and escrow deposits - restricted
Cash and escrow deposits - restricted consist principally of deposits required by certain lenders and lessors pursuant to the applicable agreement and consist of the following (dollars in thousands):

	December 31,
	2012	2011
Current:
Real estate taxes	$11,502	$12,541
Tenant security deposits	2,015	4,374
Insurance reserves	12,892	12,904
Entrance fees	4,159	4,891
Replacement reserve and other	12,528	11,193
Subtotal	43,096	45,903
Long term:
Insurance reserves	5,188	5,412
Debt service and other deposits	57,579	47,568
Subtotal	62,767	52,980
Total	$105,863	$98,883

Property, plant and equipment, useful lives
Property, plant and equipment and leasehold intangibles, which include amounts recorded under capital leases, are recorded at cost.  Depreciation and amortization is computed using the straight-line method over the estimated useful lives of the assets, which are as follows:

Asset Category	Estimated Useful Life (in years)
Buildings and improvements	40
Furniture and equipment	3 – 7
Resident lease intangibles	1 – 4
Leasehold improvements	Shorter of the lease term or asset useful life
Leasehold operating intangibles	Shorter of the lease term or asset useful life
Assets under capital and financing leases	Shorter of the lease term or asset useful life

Definite lived intangible assets, useful lives
Amortization of the Company's definite lived intangible assets is computed using the straight-line method over the estimated useful lives of the assets, which are as follows:

Asset Category	Estimated Useful Life (in years)
Community purchase options	40
Management contracts and other	3 – 5